Pension and severance plans (Details 10) - Foreign plans - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Actuarial gain (loss)	¥ (4,501)	¥ 142
Pension liability adjustments, pre-tax	(4,501)	142
Accumulated benefit obligations	¥ 25,936	¥ 21,768